Significant accounting policies - Other liabilities (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant accounting policies
Number of month's salary required for the payment of single lump sum	1
Period of service calculated to pay benefits	5 years
Period for payment of legal fee	12 months
Minimum
Significant accounting policies
Discount rate	4.60%	4.80%	6.50%
Projected increase rate in compensation	8.00%	8.00%	12.00%
Maximum
Significant accounting policies
Discount rate	9.20%	6.20%	8.50%
Projected increase rate in compensation	16.30%	22.50%	26.80%